Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Provision for Income Taxes

The provision for income taxes consisted of the following (in thousands):

	For the Years Ended December 31,
	2017	2016	2015
Currently Payable
Federal	$3,794	$34,867	$67,702
State	1,718	5,255	8,387
Foreign	1,359	1,305	1,614

Total currently payable	6,871	41,427	77,703
Deferred, net
Federal	(8,709)	(9,554)	(20,929)
State	150	(779)	(1,778)
Foreign	(341)	(291)	(455)

Total deferred, net	(8,900)	(10,624)	(23,162)

Provision for income taxes	$(2,029)	$30,803	$54,541

Schedule of Effective Income Tax Rates Varied from Statutory Federal Income Tax Rate

The Company’s effective income tax rates for the years ended December 31, 2017, 2016 and 2015 varied from the statutory federal income tax rate as set forth in the following table (in thousands):

	Years Ended December 31,
	2017		2016		2015
	Amount	% of Pre-tax Income	Amount	% of Pre-tax Income	Amount	% of Pre-tax Income
Tax provision based on the federal statutory rate	$(94,153)	35.0%	$33,130	35.0%	$3,569	35.0%
State and local income taxes—net of federal income tax benefit	1,267	-0.5%	2,639	2.8%	374	3.6%
Impairment of goodwill	87,688	-32.6%	—	—	47,468	465.5%
Capital loss valuation (allowance) reversal	—	—	(4,265)	-4.5%	1,217	11.9%
Provisional transition tax	1,927	-0.7%	—	—	—	—
Remeasurement due to tax reform rate change	627	-0.2%	—	—	—	—
Tax effects of foreign dividend payments	—	—	1,756	1.8%	—	—
Research and Development tax credit	(261)	0.1%	(1,237)	-1.3%	—	—
Non-deductible and other	876	-0.3%	(1,220)	-1.3%	1,913	18.8%

Provision for income taxes	$(2,029)	0.8%	$30,803	32.5%	$54,541	534.8%

Schedule of Deferred Tax Assets and Liabilities

The sources of these differences and the related tax effects were as follows (in thousands):

	As of December 31,
	2017		2016
	Assets	Liabilities	Assets	Liabilities
Accrued expenses	$14,755	$—	$16,742	$—
Allowance for doubtful accounts	9,375	—	15,155	—
Depreciation and amortization	—	15,560	—	20,643
Intangibles arising from acquisitions	—	5,807	—	22,600
Inventory reserves and adjustments	—	12,268	—	17,900
Pension and post-retirement	8,536	—	11,700	—
Share-based compensation	4,505	—	6,627	—
Income tax credits and net operating losses	9,457	—	10,790	—
Restructuring costs	795	—	1,288	—
Other	725	—	921	—

Total Deferred	48,148	33,635	63,223	61,143

Valuation Allowance	(7,043)	—	(5,035)	—

Net Deferred	$41,105	$33,635	$58,188	$61,143

Schedule of Unrecognized Tax Benefits

The following table shows the changes in gross unrecognized tax benefits, for the years ended December 31, 2017, 2016 and 2015 (in thousands):

	2017	2016	2015
Beginning Balance, January 1	$3,830	$3,350	$3,205
Additions based on tax positions taken during a prior period	358	713	1
Reductions based on tax positions taken during a prior period	(10)	(32)	(14)
Additions based on tax positions taken during the current period	41	103	425
Reductions related to settlement of tax matters	(973)	(52)	(46)
Reductions related to lapses of applicable statutes of limitation	(301)	(252)	(221)

Ending Balance, December 31	$2,945	$3,830	$3,350